Personnel Costs (Tables)	12 Months Ended
Mar. 31, 2019
Personnel Costs Abstract
Schedule of Personnel Costs
	Year ended March 31
	2019	2018	2017
	(in thousands)
Salaries	$14,591	$16,790	$18,590
Social security and other employment charges	831	916	792
Salaries and other charges	15,422	17,706	19,382
Share based compensation (Refer Note 28)	21,561	17,918	23,471
Pension charges	32	37	49
	$37,015	$35,661	$42,902

Schedule of Key Management Compensation
	Year ended March 31
Key management compensation	2019	2018	2017
	(in thousands)
Salaries	$4,010	$4,919	$5,062
Share based compensation	13,859	11,519	15,946
Pension charges	21	16	38
	$17,890	$16,454	$21,046